Payables and Accrued Liabilities	3 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Payables and Accrued Liabilities

9	Payables and accrued liabilities

	March 31, 2020	December 31, 2019
	$	$
Trade accounts payable	679	1,087
Salaries, employment taxes and benefits	67	64
Accrued audit fees	186	216
PIP study payables	47	118
Accrued severance	306	427
Other accrued liabilities	371	236
	1,656	2,148